Share-Based Payments - Summary of Weighted Average Exercise Price of Options (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Brazil [Member] | Ambev [member]
Disclosure of options weighted average exercise price [line items]
Options outstanding at 1 January	$ 4.17	$ 3.94	$ 4.19
Granted during the year	4.48	4.66	5.99
Exercised during the year	2.25	1.93	1.76
Forfeited during the year	5.27	4.79	5.41
Outstanding at the end of December	4.60	4.17	3.94
Exercisable at the end of December	4.74	0.58	1.14
AB inBev [member]
Disclosure of options weighted average exercise price [line items]
Options outstanding at 1 January	94.74	98.32	76.25
Granted during the year	83.33	104.77	117.24
Exercised during the year	29.27	44.96	38.94
Forfeited during the year	108.44	113.19	108.26
Outstanding at the end of December	79.66	94.74	98.32
Exercisable at the end of December	$ 65.33	$ 21.40	$ 59.66